Senior Unsecured Bond - Additional Information (Detail) - USD ($) $ in Thousands		4 Months Ended		12 Months Ended
	Nov. 02, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 10, 2020
Debt Instrument [Line Items]
Interest rate on bond		7.75%		7.75%
Interest payment description on bond	Interest is payable quarterly in arrears on February 2, May 2, August 2 and November 2.
Debt instrument covenant description			financial covenants (each as defined within the bond agreement governing the 2020 Bonds (the “2020 Bond Agreement”)) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $35.0 million; and (b) maintain a Group equity ratio (as defined in the 2020 Bond Agreement) of at least 30%. As of December 31, 2021, the Company was in compliance with all covenants for the 2020 Bonds.	The 2020 Bond Agreement provides that we may declare or pay dividends to shareholders provided that the Company maintains a minimum liquidity of $60.0 million unless an event of default has occurred and is continuing. The 2020 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2020 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
Minimum liquidity to be maintained, amount		$ 123,886	$ 59,056	$ 123,886
2020 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 100,000
Interest rate on bond						8.00%
Debt instrument maturity date			Sep. 10, 2025
Interest payment description on bond			Interest is payable semi-annually in arrears on March 10 and September 10.
Debt instrument covenant description			The 2020 Bonds are redeemable by the Company, in whole or in part, at any time. Any 2020 Bonds redeemed; up until September 9, 2023 will be priced at the aggregate of the net present value (based on the Norwegian government bond rate plus 50 basis points) of 103.2% of par and interest payable up to September 9, 2023; from September 10, 2023 up until September 9, 2024, are redeemable at 103.2% of par; from September 10, 2024 up until March 9, 2025, are redeemable at 101.6% of par, and from March 10, 2025 to the maturity date are redeemable at 100% of par, in each case, in cash plus accrued interest.
Deferred issuance costs		$ 1,449	$ 1,842	1,449	$ 2,000
2020 Senior Unsecured Bonds [Member] | Norwegian Government Bond [Member]
Debt Instrument [Line Items]
Debt instrument redemption description		Norwegian government bond rate plus 50 basis points
2020 Senior Unsecured Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 35,000		$ 35,000
2020 Senior Unsecured Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Gross Equity ratio			30.00%
2020 Senior Unsecured Bonds [Member] | Until September 9, 2023
Debt Instrument [Line Items]
Debt instrument redeemable percentage			103.20%
2020 Senior Unsecured Bonds [Member] | September 10 ,2023 Up Until September 9 ,2024
Debt Instrument [Line Items]
Debt instrument redeemable percentage			103.20%
2020 Senior Unsecured Bonds [Member] | September 10 ,2024 Up Until September 9 ,2025
Debt Instrument [Line Items]
Debt instrument redeemable percentage			101.60%